FAIR VALUE MEASURMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 3,923	$ 4,068
Derivatives designated as hedging instrument	506	533
Pension liability, net	(2,142)	(2,247)
Total assets (liabilities)	2,287	2,354
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	3,923	4,068
Derivatives designated as hedging instrument
Pension liability, net
Total assets (liabilities)	3,923	4,068
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Derivatives designated as hedging instrument	506	533
Pension liability, net
Total assets (liabilities)	506	533
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Derivatives designated as hedging instrument
Pension liability, net	(2,142)	(2,247)
Total assets (liabilities)	$ (2,142)	$ (2,247)